SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of common stock subject to possible redemption

Gross proceeds	$115,000,000
Less:
Proceeds Allocated to Public Warrants	(12,483,555)
Common stock issuance costs	(6,923,767)
Plus:
Accretion of carrying value to redemption value	21,132,322
Common stock subject to possible redemption, December 31, 2021	116,725,000
Plus:
Accretion of carrying value to redemption value	244,634
Common stock subject to possible redemption, September 30, 2022	$116,969,634

Gross proceeds	$115,000,000
Less:
Proceeds Allocated to Public Warrants	(12,483,555)
Common stock issuance costs	(6,923,767)
Plus:
Accretion of carrying value to redemption value	21,132,322
Common stock subject to possible redemption	$116,725,000

Summary of calculation of basic and diluted net loss per common stock

The following table reflects the calculation of basic and diluted net loss per common stock (in dollars, except per share amounts):

				For the period from
				March 5, 2021
	Three Months Ended		Nine Months Ended	(Inception) through
	September 30, 2022	September 30, 2021	September 30, 2022	September 30, 2021
	Common Stock	Common Stock	Common Stock	Common Stock
Basic and diluted net loss per of common stock
Numerator:
Allocation of net loss, as adjusted	$(820,759)	$(180)	$(2,007,578)	$(5,180)
Denominator:
Basic and diluted weighted average shares outstanding, non- redeemable common stock	14,932,000	2,500,000	14,932,000	2,500,000
Basic and diluted net loss per share, non-redeemable common stock	$(0.05)	$(0.00)	$(0.13)	$(0.00)